Equity Compensation - Summary of Activity (Detail) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
PSU
Number of PSUs
Beginning balance (shares) | shares	1,158,750	16,350,000	0
Units granted (shares) | shares	0	6,825,000	16,350,000
Units vested (shares) | shares	0	0	0
Forfeited (shares) | shares	0
Conversion (shares) | shares		(22,016,250)
Ending balance (shares) | shares	1,158,750	1,158,750	16,350,000
Weighted Average Fair Value
Beginning balance (usd per share) | $ / shares	$ 30.95	$ 1.41	$ 0.00
Units granted (usd per share) | $ / shares	0.00	1.88	1.41
Units vested (usd per share) | $ / shares	0.00	0.00	0.00
Forfeited (usd per share) | $ / shares	0.00
Conversion (usd per share) | $ / shares		0.00
Ending balance (usd per share) | $ / shares	$ 30.95	$ 30.95	$ 1.41
Total Fair Value ($ in thousands)
Units outstanding | $	$ 35,864	$ 23,054	$ 0
Granted | $	0	12,810	23,054
Vested | $	0	0	0
Forfeited | $	0
Conversion | $		0
Units outstanding | $	$ 35,864	$ 35,864	$ 23,054
Conversion ratio		0.05
Restricted Stock Units
Number of PSUs
Beginning balance (shares) | shares	11,800	0
Units granted (shares) | shares	0	11,800
Units vested (shares) | shares	0	0
Forfeited (shares) | shares	0	0
Ending balance (shares) | shares	11,800	11,800	0
Weighted Average Fair Value
Beginning balance (usd per share) | $ / shares	$ 16.95	$ 0.00
Units granted (usd per share) | $ / shares	0.00	16.95
Units vested (usd per share) | $ / shares	0.00	0.00
Forfeited (usd per share) | $ / shares	0.00	0.00
Ending balance (usd per share) | $ / shares	$ 16.95	$ 16.95	$ 0.00
Total Fair Value ($ in thousands)
Units outstanding | $	$ 200	$ 0
Granted | $	0	200
Vested | $	0	0
Forfeited | $	0	0
Units outstanding | $	$ 200	$ 200	$ 0